Significant accounting principles	12 Months Ended
Dec. 31, 2017
Significant accounting principles [Abstract]
Significant accounting principles
Note 2 - Significant accounting principles

Statement of compliance

The DHT Holdings, Inc. consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

Basis of preparation

The financial statements have been prepared on a historical cost basis, except for derivative financial instruments that have been measured at fair value.  Historical cost is generally based on the fair value of the consideration given in exchange for assets.

The principal accounting policies are set out below.

Basis of consolidation

The consolidated financial statements comprise the financial statements of the Company and entities controlled by the Company (and its subsidiaries).  Unless otherwise specified, all subsequent references to the “Company” refer to DHT and its subsidiaries.  Control is achieved where the Company has power over the investee, is exposed or has the rights to variable returns from its investment with an entity and has the ability to affect those returns through its power over the entity.

The results of subsidiaries acquired or disposed during the year are included in the consolidated financial statements from the effective date of acquisition or up to the effective date of disposal, as appropriate.

The financial statements of the subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies.  All intercompany balances and transactions have been eliminated upon consolidation.

Acquisitions made by the Company which do not qualify as a business combination under IFRS 3, “Business Combinations”, are accounted for as asset acquisitions.

Business combinations

Acquisitions of businesses are accounted for using the acquisition method.  The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition-date fair values of the assets transferred by the Company, liabilities incurred by the Company to the former owners of the acquiree and the equity interests issued by the Company in exchange for control of the acquiree.  Acquisition-related costs are generally recognized in profit or loss as incurred.

At the acquisition date, the identifiable assets, liabilities and contingent liabilities that meet the conditions for recognition are recognized at their fair value, except for non-current assets that are classified as held for sale and are recognized at the lower of carrying amount and fair value less cost to sell, and deferred tax assets and liabilities which are recognized at nominal value.

Goodwill arising on acquisition is recognized as an asset measured at the excess of the sum of the consideration transferred, the fair value of any previously held equity interest and the amount of any non-controlling interests in the acquiree over the net amounts of the identifiable assets acquired and the liabilities assumed.  If, after reassessment, the Company's interest in the net fair value of the acquiree's identifiable assets, liabilities and contingent liabilities exceed the total consideration of the business combination, the excess is recognized in the income statement immediately.

If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, the Company reports provisional amounts for the items for which the accounting is incomplete.  Those provisional amounts are adjusted during the measurement period, or additional assets or liabilities are recognized, to reflect new information obtained about facts or circumstances that existed at the acquisition date that, if known, would have affected the amounts recognized at that date.

Investments in associates

An associated company is an entity over which the Company has significant influence and that is not a subsidiary or a joint arrangement.  Significant influence is the power to participate in the financial and operating policy decisions of the investee but without the ability to have control over those policies.  Significant influence normally exists when the Company has 20% to 50% of the voting rights unless other terms and conditions affect the Company's influence.

The investments in associates are accounted for using the equity method.  Such investments are initially recognized at cost.  Cost includes the purchase price and other costs directly attributable to the acquisition such as professional fees and transaction costs.

Under the equity method the interest in the investment is based on the Company's proportional share of the associate's equity, including any excess value and goodwill.  The Company recognizes its share of net income, including depreciation and amortization of excess values and impairment losses, in “Share of profit from associated companies”.

The financial statements of the associate are prepared for the same reporting period as the Company.  When necessary, adjustments are made to bring the accounting policies in line with those of the Company.

After application of the equity method, the Company determines whether it is necessary to recognize an impairment loss.

Cash and cash equivalents

Interest-bearing deposits that are highly liquid investments and have a maturity of three months or less when purchased are included in cash and cash equivalents.  Cash and cash equivalents are recorded at their nominal amount on the statement of financial position.

Vessels

Vessels are stated at historical cost, less accumulated depreciation and accumulated impairment losses.  For vessels purchased, these costs include expenditures that are directly attributable to the acquisition of these vessels.  Depreciation is calculated on a straight-line basis over the useful life of the vessels, taking residual values into consideration, and adjusted for impairment charges or reversal of prior impairment charges, if any.

The estimated useful lives and residual values are reviewed at least at each year end, with the effect of any changes in estimate accounted for on a prospective basis.  We assume an estimated useful life of 20 years.  Each vessel's residual value is equal to the product of its lightweight tonnage and an estimated scrap rate per ton.

Capitalized drydocking costs are depreciated on a straight-line basis from the completion of a drydocking to the estimated completion of the next drydocking.

Vessels under construction - pre-delivery installments

The initial pre-delivery installments made for vessels ordered in 2017 have been recorded in the statement of financial position as “Advances for vessels under construction” under Non-current assets.  No vessels were ordered in 2015 or 2016.  Vessels under construction are presented at cost less identified impairment losses, if any.  Costs relating to vessels under construction include pre-delivery installments to the shipyard and other vessel costs incurred during the construction period that are directly attributable to construction of the vessels, including borrowing costs, if any, incurred during the construction period.

Docking and survey expenditure

The Company's vessels are required to be drydocked every 30 to 60 months.  The Company capitalizes drydocking costs as part of the relevant vessel and depreciates those costs on a straight-line basis from the completion of a drydocking to the estimated completion of the next drydocking.  The residual value of such capital expenses is estimated at nil.  Drydock costs include a variety of costs incurred during the drydock project, including expenses related to the drydock preparations, tank cleaning, gas-freeing and re-inerting, purchase of spare parts, stores and services, port expenses at the drydock location, general shipyard expenses, expenses related to hull and outfitting, external surfaces and decks, cargo and ballast tanks, engines, cargo systems, machinery, equipment and safety equipment on board the vessel as well as classification, Condition Assessment Programme (“CAP”) surveys and regulatory requirements.  Costs related to ordinary maintenance performed during drydocking are charged to the income statement as part of vessel operating expenses for the period which they are incurred.

Vessels held for sale

Vessels are classified separately as held for sale as part of current assets in the statement of financial position when their carrying amount will be recovered through a sale of transaction rather than continuing use.  For this to be the case, the asset must be available for immediate sale in its present condition and its sale must be highly probable.  For the sale to be highly probable, the appropriate level of management must be committed to a plan to sell the asset, and an active programme to locate a buyer and complete the plan must have been initiated.  Further, the asset must be actively marketed for sale at a price that is reasonable in relation to its current fair value.  In addition, the sale should be expected to qualify for recognition as a completed sale within one year from the date of classification.  The probability of shareholders' approval should be considered as part of the assessment of whether the sale is highly probable.  Vessels classified as held for sale are measured at the lower of their carrying amount and fair value less cost to sell.

Impairment of vessels

The carrying amounts of vessels held and used are reviewed for potential impairment whenever events or changes in circumstances indicate that the carrying amount of a particular asset may not be fully recoverable.  An asset's recoverable amount is the higher of an asset's or cash generating unit's (“CGU”) fair value less cost of disposal based on third-party broker valuations and its value in use and is determined for each individual asset, unless the asset does not generate cash inflows that are largely independent of those other assets or groups of assets.  The Company views each vessel as a separate CGU.  Where the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.  Such impairment is recognized in the income statement.  In assessing value in use, the estimated future cash flows are discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

The Company assesses at each reporting date if there is any indication that an impairment recognized in prior period may no longer exist or may have decreased.  A previously recognized impairment loss is reversed only if there has been a change in the estimates used to determine the recoverable amount, however, not to an extent higher than the carrying amount that would have been determined, had no impairment loss been recognized in prior years.  Such reversals are recognized in the income statement.

Property, plant and equipment other than vessels

Property, plant and equipment are stated at historical cost less accumulated depreciation and any impairment charges.  Depreciations are calculated on a straight-line basis over the assets expected useful life and adjusted for any impairment charges.  Expected useful life is five years for furniture and fixtures and three years for computer equipment and software.  Expected useful lives are reviewed annually.  Ordinary repairs and maintenance costs are charged to the income statement during the financial period in which they are incurred.  Major assets with different expected useful lives are reported as separate components.  Property, plant and equipment are reviewed for potential impairment whenever events or changes in circumstances indicate that the carrying amount of an asset exceeds its recoverable amount.  The difference between the assets carrying amount and its recoverable amount is recognized in the income statement as impairment.  Property, plant and equipment that suffered impairment are reviewed for possible reversal of the impairment at each reporting date.

Bunkers

Bunkers is stated at the lower of cost and net realizable value.  Cost is determined using the FIFO method and includes expenditures incurred in acquiring the bunkers and delivery cost less discounts.

Leases

The determination of whether an arrangement is, or contains a lease, is based on the substance of the arrangement at inception date: whether fulfillment of the arrangement is dependent on the use of a specific or assets or the arrangement conveys a right to use the asset.  Time charters and bareboat charter arrangements are assessed to involve lease arrangements.  Leases in which a significant portion of the risks and rewards of the ownership are retained by the lessor are classified as operating lease.  The charter arrangements whereby the Company's vessels are leased are treated as operating leases.  Payments received under operating leases are further described in the paragraph discussing revenue.

Revenue and expense recognition

Revenues from time charters and bareboat charters are accounted for as operating leases and are thus recognized on a straight-line basis over the rental periods of such charters.  Revenue is recognized from delivery of the vessel to the charterer until the end of the lease term.

For vessels operating in commercial pools, revenues and voyage expenses are pooled and the resulting net pool revenues are allocated to the pool participants according to an agreed formula.  The formula used to allocate net revenues to pool participants is done on the basis of the number of days a vessel operates in the pool with weighting adjustments made to reflect differing capacities and performance capabilities.  Revenues generated from pools are recorded based on a net basis.

For vessels operating on spot charters, voyage revenues are recognized ratably over the estimated length of each voyage, calculated on a discharge-to-discharge basis, and, therefore, are allocated between reporting periods based on the relative transit time in each period.  We do not begin recognizing voyage revenue until a voyage charter has been agreed to by both the Company and the customer, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage.

Voyage expenses are expenses incurred due to a vessel travelling to a destination.  For example, port charges are expensed ratably over the estimated length of each voyage over the period from last discharge of cargo to the next estimated discharge of the current cargo.  The impact of recognizing voyage expenses ratably over the length of each voyage is not materially different on an annual basis from a method of recognizing such costs as incurred.  Bunkers' expenses are expensed as incurred, based on remaining bunkers on board reported from the vessel using the FIFO method.

Charter hire expense is expensed as incurred based on the charter rate stipulated in the charter agreement.

Vessel expenses are expensed when incurred and include crew costs, vessel stores and supplies, lubricating oils, maintenance and repairs, insurance and communication costs.

The Company has entered into time charters where the Company has the opportunity to earn additional hire when vessel earnings exceed the basic hire amounts set forth in the charters.  Additional hire, if any, is calculated and paid either monthly or semi-annually in arrears and recognized as revenue in the period in which it was earned.

Financial liabilities

Financial liabilities are classified as either financial liabilities “at fair value through profit or loss” (FVTPL) or “other financial liabilities”.  The FVTPL category comprises the Company's derivatives.  Other financial liabilities of the Company are classified as “other financial liabilities”.

(a)	Other financial liabilities

Other financial liabilities, including debt, are initially measured at fair value, net of transaction costs.  Other financial liabilities are subsequently measured at amortized cost using the effective interest method, with interest expense recognized on an effective yield basis.

The effective interest method is a method of calculating the amortized cost of a financial liability and of allocating interest expense over the relevant period.  The effective interest rate is the rate that discounts estimated future cash payments through the expected life of the financial liability, or, where appropriate, a shorter period.

(b)	Derivatives

The Company uses interest rate swaps to convert part of the interest-bearing debt from floating to fixed rate.

Derivatives are initially recognized at fair value at the date a derivative contract is entered into and are subsequently remeasured to their fair value at each reporting date.  The resulting gain and loss is recognized in profit or loss immediately.

Fair Value Measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction in the principal (or most advantageous) market at the measurement date under current market conditions.  Fair value is an exit price regardless of whether that price is directly observable or estimated using another valuation technique.

Financial assets - receivables

Trade receivables are measured at amortized cost using the effective interest method, less any impairment.  Normally the interest element could be disregarded since the receivables are short term.  The Company regularly reviews its accounts receivables and estimates the amount of uncollectible receivables each period and establishes an allowance for uncollectible amounts.  The amount of the allowance is based on the age of unpaid amounts, information about the current financial strength of customers and other relevant information.

Derecognition of financial assets and financial liabilities

The Company derecognizes a financial asset only when the contractual rights to cash flows from the asset expire, or when it transfers the financial asset and substantially all risks and reward of ownership of the asset to another entity.

The Company derecognizes financial liabilities when, and only when, the Company's obligations are discharged, cancelled or expire.

Foreign currency

The functional currency of the Company and each of the Vessel Subsidiaries is the U.S. dollar.  This is because the Company's vessels operate in international shipping markets, in which revenues and expenses are settled in U.S. dollars, and the Company's most significant assets and liabilities in the form of vessels and related liabilities are denominated in U.S. dollars.  For the purposes of presenting these consolidated financial statements, the assets and liabilities of the Company's foreign operations are translated into U.S. dollar using exchange rates prevailing at the end of each reporting period.  Income and expense items are translated at the average exchange rates for the period, unless exchange rates fluctuate significantly during the period, in which case the exchange rates at the date of the transactions are used.  Exchange differences arising, if any, are recognized in other comprehensive income and accumulated in equity.

Classification in the Statement of Financial Position

Current assets and current liabilities include items due less than one year from the reporting date, and items related to the operating cycle, if longer, and those primarily held for trading.  The current portion of long-term debt is included as current liabilities.  Other assets than those described above are classified as non-current assets.

Where the Company holds a derivative as an economic hedge (even if hedge accounting is not applied) for a period beyond 12 months after the reporting date, the derivative is classified as non-current (or separated into current and non-current).

Related parties

Parties are related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions.  Parties are related if they are subject to common control or common significant influence.  Key management personnel of the Company are also related parties.  All transactions between the related parties are recorded at estimated market value.

Taxes

The Company is a foreign corporation that is not subject to United States federal income taxes.  Further, the Company is not subject to income taxes or tax reporting requirements imposed by the Marshall Islands, the country in which it is incorporated.

The Norwegian management company is subject to taxation in Norway and the subsidiary in Singapore, DHT Ship Management (Singapore) Pte. Ltd. is subject to taxation in Singapore.

Income tax expense represents the sum of the taxes currently payable and deferred tax.  Taxes payable are provided based on taxable profits at the current tax rate.  Deferred taxes are recognized on differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used in the computation of taxable profit.  Deferred tax liabilities are generally recognized for all temporary differences and deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which deductible temporary differences can be utilized.

Stock Compensation

Employees of the Company receive remuneration in the form of restricted common stock and stock options that are subject to vesting conditions.  Equity-settled share-based payment is measured at the fair value of the equity instrument at the grant date.

The fair value determined at the grant date is expensed on a straight-line basis over the vesting period, based on the Company's estimate of equity instruments that will eventually vest.

Pension

For defined benefit retirement plans, the cost of providing benefits is determined using the projected unit credit method, with actuarial valuations being carried out at the end of each reporting period.  Remeasurement, comprising actuarial gains and losses, the effect of the changes to the asset ceiling (if applicable) and the return on plan assets (excluding interest), is reflected immediately in the statement of financial position with a charge or credit recognized in other comprehensive income in the period in which it occurs.  Remeasurement recognized in other comprehensive income is reflected immediately in retained earnings and will not be reclassified to profit or loss.  Past service cost is recognized in profit or loss in the period of a plan amendment.  Net interest is calculated by applying the discount rate at the beginning of the period to the net defined benefit liability or asset.

The retirement benefit obligation recognized in the consolidated statement of financial position represents the actual deficit or surplus in the Group's defined benefit plan.  Any surplus resulting from this calculation is limited to the present value of any economic benefit available in the form of refunds from the plans or reductions in future contributions to the plans.

Segment information

The Company has only one operating segment, and consequently does not provide segment information, except for the entity-wide disclosures required.

Use of estimates

The preparation of financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from those estimates.  Areas where significant estimates have been applied are:

●
Depreciation: As described above, the Company reviews estimated useful lives and residual values each year.  Estimated useful lives may change due to changed end-user requirements, costs related to maintenance and upgrades, technological development and competition as well as industry, environmental and legal requirements.  In addition, residual value may vary due to changes in market prices on scrap.

●
Drydock period: The drydock period impacts the depreciation rate applied to capitalized survey cost.  The vessels are required by their respective classification societies to go through a dry dock at regular intervals.  In general, vessels below the age of 15 years are docked every five years and vessels older than 15 years are docked every 2-1/2 years.

●
Value in use: As described in note 6, in assessing “value in use”, the estimated future cash flows are discounted to their present value.  In developing estimates of future cash flows, we must make significant assumptions about future charter rates, future use of vessels, ship operating expenses, drydocking expenditures, utilization rates, fixed commercial and technical management fees, residual value of vessels, the estimated remaining useful lives of the vessels and the discount rate.

Use of judgment

In the process of applying the Company's accounting policies, management has made the following judgments which have the most significant effect on the amounts recognized in the financial statements:

Impairment

Each of the Company's vessels has been treated as a separate Cash Generating Unit (“CGU”) as the vessels have cash inflows that are largely independent of the cash inflows from other assets and therefore can be subject to a value-in-use analysis.

Judgment has been applied in connection with the assessment of indicators of impairment or reversal of prior impairment.

Acquisition of 11 VLCCs from BW Group

In March 2017, the Company entered into a Vessel Acquisition Agreement (“VAA”) with BW Group Limited (“BW Group”) providing for the acquisition of BW's VLCC fleet.  The fleet consisted of 11 VLCCs, including two newbuildings due for delivery in 2018.  All nine vessels in the water were delivered to DHT during the second quarter of 2017.  The vessels were delivered without contracts, except for one time-charter agreement lasting for a limited period of time.  Ship management was transferred to Goodwood Ship Management Pte Ltd and handled by DHT using the same strategy as used for the rest of the DHT fleet.  One vessel had a short term ship management agreement with BW Group until the time-charter agreement expired.  None of the other vessels had any open contracts associated with them at the time of delivery to DHT.  No employees were transferred to DHT as part of the VAA.  On evaluation of the facts and circumstances of the acquisition, management concluded that the acquisition from BW Group did not constitute a business combination (as defined in IFRS 3 Business Combinations), and as such, treated the acquisition of the 11 VLCCs as an asset acquisition in accordance with IAS 16 Property, Plant and Equipment.

Application of new and revised International Financial Reporting Standards (“IFRSs”)

(a)	New and revised IFRSs, and interpretations mandatory for the first time for the financial year beginning January 1, 2017. The adoption did not have any material effect on the financial statements.

o	Amendments to IAS 7 Disclosure Initiative
o	Amendments to IAS 12 Recognition of Deferred Tax Assets for Unrealized Losses
o	Amendments to IFRS 12 included in Annual Improvements to IFRS Standards 2014-2016 Cycle

Amendments to IAS 7 Disclosure Initiative
(Effective for annual periods beginning on or after January 1, 2017)

The Company has applied these amendments for the first time in the current year.  The amendments require an entity to provide disclosures that enable users of financial statements to evaluate changes in liabilities arising from financing activities, including both cash and non-cash changes.

The Company's liabilities arising from financing activities consists of bank loans and convertible senior notes.  A reconciliation between opening and closing balance of these items is provided in note 8.  Consistent with the transaction provisions of the amendments, the Company has not disclosed comparative information for the prior period.  Apart from the additional disclosure in note 8, the application of these amendments has had no impact on the Company's consolidated financial statement.

Amendments to IAS 12 Recognition of Deferred Tax Assets for Unrealized Losses
(Effective for annual periods beginning on or after January 1, 2017)

The amendments clarify the following:

1)
Unrealized losses on a debt instrument measured at fair value for which the tax base remains at cost give rise to a deductible temporary difference, irrespective of whether the debt instrument's holder expects to recover the carrying amount of the debt instrument by sale or by use, or whether it is probable that the issuer will pay the contractual cash flows.

2)
When an entity assesses whether taxable profits will be available against which it can utilize a deductible temporary difference, and the tax law restricts the utilization of losses to deduction against income of a specific type (e.g., capital losses can only be set off against capital gains), an entity assesses a deductible temporary difference in combination with other deductible temporary differences of that type, but separately from other types of deductible temporary differences.

3)
The estimate of probable future taxable profit may include the recovery of some of an entity's assets for more than their carrying amount if there is sufficient evidence that it is probable that the entity will achieve this.

4)
In evaluating whether sufficient future taxable profits are available, an entity should compare the deductible temporary differences with future taxable profits excluding tax deductions resulting from the reversal of those deductible temporary differences.

The amendments apply retrospectively.

Amendments to IFRS 12 included in the 2014-2016 Annual Improvements Cycle
(Effective for annual periods beginning on or after January 1, 2017)

The 2014-2016 Annual Improvements Cycle includes amendments to a number of IFRSs, one of which is effective for annual periods beginning on or after January 1, 2017.  See section b) below for a summary of the other amendments included that are not yet effective.

IFRS 12 Disclosure of Interests in Other Entities states that an entity need not provide summarized financial information for interests in subsidiaries, associates or joint ventures that are classified (or included in a disposal group that is classified) as held for sale.  The amendments clarify that this is the only concession from the disclosure requirements of IFRS 12 for such interests.

The amendments apply retrospectively.

(b) New and revised IFRSs that are not mandatorily effective (but allow early application) for the year ending December 31, 2017.

The Company has not applied the following new and revised IFRSs that have been issued but are not yet effective:

o	IFRS 9 Financial Instruments
o	IFRS 15 Revenue from Contracts with Customers and the related Clarifications
o	IFRS 16 Leases
o	Amendments to IFRS 2 Classification and Measurement of Share-based Payment Transactions
o	Amendments to IFRS 10 and IAS 28 Sale or Contribution of Assets between an Investor and its Associate or Joint Venture
o	Annual Improvements to IFRS Standards 2014-2016 Cycle
o	IFRIC 22 Foreign Currency Transactions and Advance Consideration

IFRS 9 Financial Instruments
(Effective for annual periods beginning on or after January 1, 2018)

In July 2014, the IASB finalized the reform of financial instruments accounting and issued IFRS 9 (as revised in 2014), which contains the requirements for a) the classification and measurement of financial assets and financial liabilities, b) impairment methodology and c) general hedge accounting.  IFRS 9 (as revised in 2014) will supersede IAS 39 Financial Instruments: Recognition and Measurement upon its effective date.

Key requirements of IFRS 9:

o
All recognized financial assets that are within the scope of IFRS 9 are required to be subsequently measured at amortized cost or fair value.  Specifically, debt investments that are held within a business model whose objective is to collect the contractual cash flows, and that have contractual cash flows that are solely payments of principal and interest on the principal outstanding are generally measured at amortized cost at the end of subsequent accounting periods.  Debt instruments that are held within a business model whose objective is achieved both by collecting contractual cash flows and selling financial assets, and that have contractual terms that give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding, are generally measured at FVTOCI.  All other debt investments and equity investments are measured at their fair value at the end of subsequent accounting periods.  In addition, under IFRS 9, entities may make an irrevocable election to present subsequent changes in the fair value of an equity investment (that is not held for trading nor contingent consideration recognized by an acquirer in a business combination to which IFRS 3 applies) in other comprehensive  income, with only dividend income generally recognized in profit or loss.

o
With regard to the measurement of financial liabilities designated as at fair value through profit or loss, IFRS 9 requires that the amount of change in the fair value of a financial liability that is attributable to changes in the credit risk of that liability is presented in other comprehensive income, unless the recognition of such changes in other comprehensive income would create or enlarge an accounting mismatch in profit or loss.  Changes in fair value attributable to a financial liability's credit risk are not subsequently reclassified to profit or loss.  Under IAS 39, the entire amount of the change in the fair value of the financial liability designated as fair value through profit or loss is presented in profit or loss.

o
In relation to the impairment of financial assets, IFRS 9 requires an expected credit loss model, as opposed to an incurred credit loss model under IAS 39.  The expected credit loss model requires an entity to account for expected credit losses and changes in those expected credit losses at each reporting date to reflect changes in credit risk since initial recognition.  In other words, it is no longer necessary for a credit event to have occurred before credit losses are recognized.

o
The new general hedge accounting requirements retain the three types of hedge accounting mechanisms currently available in IAS 39.  Under IFRS 9, greater flexibility has been introduced to the types of transactions eligible for hedge accounting, specifically broadening the types of instruments that qualify for hedging instruments and the types of risk components of non-financial items that are eligible for hedge accounting.  In addition, the effectiveness test has been overhauled and replaced with the principle of an “economic relationship”.  Retrospective assessment of hedge effectiveness is also no longer required.  Enhanced disclosure requirements about an entity's risk management activities have also been introduced.

The Company does not anticipate that the application of the IFRS 9 Financial Instruments will have a material impact on the Company's consolidated financial statements.
IFRS 15 Revenue from Contracts with Customers
(Effective for annual periods beginning on or after January 1, 2018)

IFRS 15 establishes a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers.  IFRS 15 will supersede the current revenue recognition guidance, including IAS 18 Revenue, IAS 11 Construction Contracts and the related Interpretation when it becomes effective.

The core principles of IFRS 15 is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.  Specially, the Standard introduces a five-step approach to revenue recognition:

o	Step 1: Identify the contract(s) with a customer
o	Step 2: Identify the performance obligations in the contract
o	Step 3: Determine the transaction price
o	Step 4: Allocate the transaction price to the performance obligations in the contract
o	Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation

Under IFRS 15, an entity recognizes revenue when (or as) a performance obligation is satisfied, i.e., when “control” of the goods or services underlying the particular performance obligation is transferred to the customer.

Far more prescriptive guidance has been added in IFRS 15 to deal with specific scenarios.  Furthermore, extensive disclosures are required by IFRS 15.

In April 2016, the IASB issued Clarifications to IFRS 15 in response to feedback received by the IASB FASB Joint Transition Resource Group for Revenue Recognition, which was formed to address potential issues associated with implementation of IFRS 15 and the US GAAP equivalent, ASC Topic 606.  The Clarifications to IFRS 15 clarified the following areas:

o	Identification of performance obligations
o	Principal versus agent considerations
o	Licensing application guidance

IFRS 15, together with the clarifications thereto issued in April 2016, is effective for reporting periods beginning on or after January 1, 2018 with early application permitted.  Entities can choose to apply the standard retrospectively or to use a modified transition approach, which is to apply the standard retrospectively only to contracts that are not completed contracts at the date of initial application.  The Clarifications to IFRS 15 also introduce additional practical expedients for entities transitioning to IFRS 15 on (i) contract modifications that occurred prior to the beginning of the earliest period presented and (ii) contracts that were completed at the beginning of the earliest period presented.

DHT shall apply IFRS 15 for annual reporting periods beginning January 1, 2018 and is planning on adopting the standard retrospectively with the cumulative effect of initially applying the standard recognized at the date of initial application.  The cumulative effect will be an adjustment to the opening balance of retained earnings and will apply retrospectively only to contracts that are not completed contracts at the date of initial application.

For vessels operating on spot charters, under the current revenue standard, voyage revenues have been recognized ratably over the estimated length of each voyage, calculated on a discharge-to-discharge basis.  Under IFRS 15, revenue will be recognized only when it satisfies a performance obligation by transferring a promised good or services to a customer.  Under IFRS 15, revenues will be recognized on a load-to-discharge basis, since this reflects the period over which the charterer is obtaining benefit.  Compared to current practice, revenue will be deferred and will be recognized over a shorter period.  The total revenues from spot charters will remain unchanged, but the change will impact key performance measures, such as Time Charter Equivalents (“TCE”).

IFRS 15 also specifies the accounting treatment for costs an entity incurs to obtain and fulfil a contract to provide goods and services to customers.  DHT incurs costs related to the transportation of the vessel to the load port from its previous destination.  It has not yet been concluded whether these expenses, either in full or partially, meet the criteria of fulfilment costs eligible for capitalization under IFRS 15.  DHT is currently assessing whether these costs should be expensed as incurred, or capitalized and amortized over the transportation period (load to discharge).  We expect to conclude on this matter in the first quarter of 2018.

The implementation of IFRS 15 will have a transition effect on the opening balance of retained earnings as of January 1, 2018.  We expect a total of $7.4 million recognized as shipping revenue in 2017, to be reversed and recognized in the first quarter of 2018.  This also represents the maximum transition effect on the opening balance of retained earnings.  Depending on the outcome of the assessment around fulfillment cost, the impact on operating income/profit for the year might be significantly lower.

IFRS 16 Leases
(Effective for annual periods beginning on or after January 1, 2019)

IFRS 16 introduces a comprehensive model for the identification of lease arrangements and accounting treatments for both lessors and lessees.  IFRS 16 will supersede the current lease guidance, including IAS 17 Leases and the related interpretations when it becomes effective.

IFRS 16 distinguishes leases and service contracts on the basis of whether an identified asset is controlled by a customer.  Distinctions of operating leases (off balance sheet) and finance leases (on balance sheet) are removed for lessee accounting, and is replaced by a model where a right-of-use asset and a corresponding liability have to be recognized for all leases by lessees (i.e., all on balance sheet) except for short-term leases and leases of low-value assets.

The right-of-use asset is initially measured at cost and subsequently measured at cost (subject to certain exceptions) less accumulated depreciation and impairment losses, adjusted for any remeasurement of the lease liability.  The lease liability is initially measured at the present value of the lease payments that are not paid at that date.  Subsequently, the lease liability is adjusted for interest and lease payments, as well as the impact of lease modifications, amongst others.  Furthermore, the classification of cash flows will also be affected as operating lease payments under IAS 17 are presented as operating cash flows; whereas under the IFRS 16 model, the lease payments will be split into a principal and an interest portion which will be presented as financing and operating cash flows, respectively.

In contrast to lessee accounting, IFRS 16 substantially carries forward the lessor accounting requirements in IAS 17, and continues to require a lessor to classify a lease either as an operating lease or a finance lease.

Furthermore, extensive disclosures are required by IFRS 16.

As at December 31, 2017, the Company does not have any bareboat charters or pool arrangements which will typically meet the new definition of a lease.  Voyage charters are not likely to meet the new definition, as the charterer typically does not have the right to direct the use of the vessel and similarly, contracts of affreightment are unlikely to meet the definition of a lease, since they are contracts for the provision of a service rather than the use of an identified asset.  Management anticipates that the implementation of IFRS 16 will not have a material impact on the Company's consolidated financial statements.

Amendments to IFRS 2 Classification and Measurement of Share-based Payment Transactions

(Effective for annual periods beginning on or after January 1, 2018)

The amendments clarify the following:

1.
In estimating the fair value of a cash-settled share-based payment, the accounting for the effects of vesting and non-vesting conditions should follow the same approach as for equity-settled share-based payments.

2.
Where tax law or regulation requires an entity to withhold a specified number of equity instruments equal to the monetary value of the  employee's tax obligation to meet the employee's tax liability which is then remitted to the tax authority, i.e., the share-based payment arrangement has a “net settlement feature”, such an arrangement should be classified as equity-settled in its entirety, provided that the share-based payment would have been classified as equity-settled had it not included the net settlement feature.

3.	A modification of a share-based payment that changes the transaction from cash-settled to equity-settled should be accounted for as follows:
i.	the original liability is derecognized;
ii.
the equity-settled share-based payment is recognized at the modification date fair value of the equity instrument granted to the extent that services have been rendered up to the modification date; and

iii.	any difference between the carrying amount of the liability at the modification date and the amount recognized in equity should be recognized in profit or loss immediately.

The amendments are effective for annual reporting periods beginning on or after January 1, 2018 with earlier application permitted.  Specific transition provisions apply.  The Company does not anticipate that the application of the amendments in the future will have a significant impact on the Company's consolidated financial statements as the Company does not have any cash-settled share-based payment arrangements or any arrangements with net settlement feature.

Amendments to IFRS 10 and IAS 28 Sale or Contribution of Assets between an Investor and its Associate or Joint Venture
(Effective for annual periods beginning on or after a date to be determined)

The amendments to IFRS 10 and IAS 28 deal with situations where there is a sale or contribution of assets between an investor and its associate or joint venture.  IAS 28 and IFRS 10 are amended, as follows:

IAS 28 has been amended to reflect the following:

o
Gains and losses resulting from transactions involving assets that do not constitute a business between an investor and its associate or joint venture are recognized to the extent of unrelated investors' interest in the associate or joint venture.

o
Gains or losses from downstream transactions involving assets that constitute a business between an investor and its associate or joint venture should be recognized in full in the investor's financial statements.

IFRS 10 has been amended to reflect the following:

o
Gains or losses resulting from the loss of control of a subsidiary that does not contain a business in a transaction with an associate or a joint venture that is accounted for using the equity method, are recognized in the parent's profit or loss only to the extent of the unrelated investors' interests in that associate or joint venture.  Similarly, gains and losses resulting from the measurement of investments retained in any former subsidiary (that become an associate or a joint venture that is accounted for using the equity method) to fair value are recognized in the former parent's profit or loss only to the extent of the unrelated investors' interests in the new associate or joint venture.

In December 2015, the IASB postponed the effective date of this amendment indefinitely pending the outcome of its research project on the equity method of accounting.  Earlier application of these amendments is still permitted.  The Company does not anticipate that the application of the amendments in the future will have a significant impact on the Company's consolidated financial statements.

Annual Improvements to IFRSs 2014-2016 Cycle
(Effective for annual periods beginning on or after January 1, 2018)

The Annual Improvements include amendments to a number of IFRSs, which have been summarized below.  The package also includes amendments to IFRS 12 Disclosure of Interests in Other Entities, which is effective for annual periods beginning on or after 1 January 2017 (see section a) above for details).

o
IFRS 1 First-time Adoption of International Financial Reporting Standards.  The amendments delete certain short-term exemptions in IFRS 1 because the reporting period to which the exemptions applied have already passed.  As such, these exemptions are no longer applicable.

o
IAS 28 Investments in Associates and Joint Ventures.  The amendments clarify that the option for a venture capital organization and other similar entities to measure investments in associates and joint venture at FVTPL is available separately for each associate or joint venture, and that election should be made at initial recognition of the associate or joint venture.  In respect of the option for an entity that is not an investment entity (IE) to retain the fair value measurement applied by its associates and joint ventures that are IEs when applying the equity method, the amendments make a similar clarification that this choice is available for each IE associate or IE joint venture.  The amendments apply retrospectively with earlier application permitted.

The Company does not anticipate that the application of the annual improvements in the future will have a significant impact on the Company's consolidated financial statements.

IFRIC 22 Foreign Currency Transactions and Advance Consideration
(Effective for annual periods beginning on or after January 1, 2018)

IFRIC 22 addresses how to determine the “date of transaction” for the purpose of determining the exchange rate to use on initial recognition of an asset, expenses or income, when consideration for that item has been paid or received in advance in a foreign currency which resulted in the recognition of a non-monetary asset or non-monetary liability (for example, a non-refundable deposit or deferred revenue).

The Interpretation specifies that the date of transaction is the date on which the entity initially recognizes the non-monetary asset or non-monetary liability arising from the payment or receipt of advance consideration.  If there are multiple payments or receipts in advance, the Interpretation requires an entity to determine the date of transaction for each payment or receipt of advance consideration.

The Interpretation is effective for annual periods beginning on or after January 1, 2018 with earlier application permitted.  Entities can apply the Interpretation either retrospectively or prospectively.  Specific transition provisions apply to prospective application.  The Company does not anticipate that the application of IFRIC 22 will have a significant impact on the Company's consolidated financial statements.